Subsequent Events (Details) $ / shares in Units, $ in Thousands						1 Months Ended			12 Months Ended
	Mar. 02, 2026 USD ($)	Jan. 15, 2026 USD ($)	Jan. 02, 2026 USD ($) shares	Jan. 01, 2026 USD ($) shares	Oct. 01, 2025 USD ($)	Feb. 28, 2026 USD ($) item t $ / shares	Jan. 31, 2026 USD ($) item t	Feb. 28, 2025 USD ($)	Dec. 31, 2025 USD ($) item t $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Jan. 20, 2026 USD ($) item	Apr. 14, 2025 USD ($)	Mar. 31, 2024 USD ($)	Nov. 10, 2023 USD ($)	Jun. 30, 2022 USD ($)
Subsequent Events
Capesize drybulk vessels | t									1,943,286
Dividend declared (in US$ per share) | $ / shares									$ 3.45	$ 3.25	$ 3.05
TEU of vessels contracted for construction | item									163,950
Total cash outflow									$ 190,764	$ 27,970	$ 27,500
Shares repurchase program authorized amount														$ 300,000		$ 200,000	$ 100,000
Shares repurchased | shares									927,527	661,103	1,131,040	466,955
Value of shares repurchased									$ 76,060	$ 53,890	$ 70,610	$ 28,600
Syndicated 850.0 million facility
Subsequent Events
Credit facility								$ 850,000	850,000	850,000
Amount of quarterly instalments								$ 800
JOLCO Greenhouse Facility
Subsequent Events
Credit facility									80,000
Syndicated $450.0 millions Facility
Subsequent Events
Credit facility									$ 450,000	$ 450,000					$ 450,000
Total cash outflow					$ 42,780
Subsequent Events
Subsequent Events
Accrued unpaid interest	$ 11,200
Shares repurchase program authorized amount			$ 300,000	$ 300,000
Shares repurchased | shares			3,247,444	60,819
Value of shares repurchased			$ 235,100
Subsequent Events | Glenfame Group Llc | Equity investment
Subsequent Events
Equity investment													$ 50,000
Natural gas carrier | item													6
Subsequent Events | JOLCO Greenhouse Facility
Subsequent Events
Amount drawn from facility		$ 80,000
Subsequent Events | Senior unsecured notes
Subsequent Events
Interest rate (as a percent)	8.50%												8.50%
Redemption price (as percent)	100.00%
Aggregate redemption price	$ 273,900
Outstanding principal amount	$ 262,800
Subsequent Events | Syndicated $450.0 millions Facility
Subsequent Events
Credit facility						$ 450,000
Amount of quarterly instalments						3,300
Prepay in full the outstanding principal amount						213,800
Total cash outflow						$ 217,100
Subsequent Events | Two additional 5,300 TEU
Subsequent Events
Number of vessels contracted for construction | item						2
TEU of vessels contracted for construction | item						5,300
Subsequent Events | Drybulk capesize vessel | 211,000 DWT
Subsequent Events
Number of vessels contracted for construction | item						4	4
Capesize drybulk vessels | t						211,000	211,000
Aggregate purchase price						$ 297,300	$ 297,300
Subsequent Events | TEU container vessels | Two additional 5,300 TEU
Subsequent Events
Aggregate purchase price						$ 126,000
Subsequent Events | O 2026 Q1 Dividends
Subsequent Events
Date of dividend declared						Feb. 09, 2026
Dividend declared (in US$ per share) | $ / shares						$ 0.9
Date of dividend payable						Mar. 04, 2026
Date of dividend payable recorded						Feb. 23, 2026